Note 18 - Property, Plant and Equipment (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Additions other than through business combinations, property, plant and equipment	$ 31,269	$ 24,778
Borrowing costs capitalised	17	53
Total property, plant and equipment	149,102	126,479
Prepayments of property, plant and equipment	2,951	0
Impairment loss recognised in profit or loss, property, plant and equipment	498	0	$ 144
Entities in Zimbabwe [member]
Statement Line Items [Line Items]
Prepayments of property, plant and equipment	426
Construction in progress [member]
Statement Line Items [Line Items]
Additions other than through business combinations, property, plant and equipment	19,413	6,476
Total property, plant and equipment	42,145	$ 85,479
EPC agreement [member] | Voltalia [member]
Statement Line Items [Line Items]
Prepayments of property, plant and equipment	1,821
Equipment [member] | Voltalia [member]
Statement Line Items [Line Items]
Prepayments of property, plant and equipment	704
Gensets [member]
Statement Line Items [Line Items]
Impairment loss recognised in profit or loss, property, plant and equipment	1,001
Guide ropes [member]
Statement Line Items [Line Items]
Impairment loss recognised in profit or loss, property, plant and equipment	310
Central Shaft [member]
Statement Line Items [Line Items]
Increase (decrease) through transfers, property, plant and equipment	$ 18,509